FORM 24F-2

1.       NAME AND ADDRESS OF ISSUER:

         Galaxy Fund II
         4400 Computer Drive
         Westboro, MA  01581

2.       NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:

         Large Company Index Fund - shares of beneficial interest Small Company Index Fund - shares of beneficial interest Utility Index Fund - shares of beneficial interest
         U.S. Treasury Index Fund - shares of beneficial interest Municipal Bond Fund - shares of beneficial interest

3.       INVESTMENT COMPANY ACT FILE NUMBER:  811-06051

         SECURITIES ACT FILE NUMBER:  33-33617

4.       LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:

         March 31, 1997

7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24f-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR:

         None

8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24f-2:

                     SHARES                                AMOUNT
                     ------                                ------

                     8,230,540                             $119,507,441

9.       NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL
         YEAR:

                                                             AGGREGATE
         FUND NAME                         SHARES            DOLLAR AMOUNT
         ---------                         ------            -------------
         Large Company Index Fund           8,814,388        $196,028,098
         Small Company Index Fund           1,624,791          38,027,651
         Utility Index Fund                   241,502           2,858,430
         U.S. Treasury Index Fund           1,594,728          16,091,716
         Municipal Bond Fund                  455,952           4,660,657
                                           ----------        ------------

         TOTAL                             12,731,361        $257,666,552
                                           ==========        ============

10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24f-2:

                                                        AGGREGATE
                     SHARES                             DOLLAR AMOUNT
                     ------                             -------------
                     4,500,821                          $138,159,111

11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE:

                                                              AGGREGATE
         FUND NAME                        SHARES              DOLLAR AMOUNT
         ---------                        ------              -------------
         Large Company Index Fund           477,342           $10,568,314
         Small Company Index Fund           990,057            22,583,158
         Utility Index Fund                 341,447             3,936,226
         U.S. Treasury Index Fund           573,428             5,812,718
         Municipal Bond Fund                 80,682               822,158
                                          ---------           -----------

         TOTAL                            2,462,956           $43,722,574
                                          =========           ===========

12.      CALCULATION OF REGISTRATION FEE:

(i)      Aggregate sale price of securities
         sold during the fiscal year in
         reliance on Rule 24f-2.  (From item 10):                 $ 138,159,111
                                                                  -------------
(ii)     Aggregate price of shares issued in
         connection with dividend reinvestment
         plans (from item 11, if applicable):                     +  43,722,574
                                                                  -------------
(iii)    Aggregate price of shares redeemed or
         repurchased during the fiscal year
         (if applicable):**                                       - 170,967,516
                                                                  -------------
(iv)     Aggregate price of shares redeemed or
         repurchased and previously applied as
         a reduction to filing fees pursuant to
         Rule 24e-2 (if applicable):                              +           0
                                                                  -------------
(v)      Net aggregate price of securities sold
         and issued during the fiscal year in
         reliance on Rule 24f-2 [(line (i),
         plus line (ii), less line (iii), plus line
         (iv)] (if applicable):                                   $  10,914,169
                                                                  -------------
(vi)     Multiplier prescribed by section 6(b) of
         the Securities Act of 1933 or other
         applicable law or regulation (see
         instruction c.6):  "1/3300"                              x  1/33 of 1%

(vii)    Fee due [line (i) or line (v) multiplied
         by line (vi)]:                                           $       3,308
                                                                  -------------


Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v)
                  only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction c.3.

13. CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3A OF THE COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17 CFR 202.3A).

                                                              /x/



         DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE COMMISSION'S
         LOCKBOX DEPOSITORY:   May 27, 1997.

                                   SIGNATURES


THIS REPORT HAS BEEN SIGNED BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY (SIGNATURE AND TITLE) *              /s/ Jylanne Dunne
                                        ----------------------------------
                                        Jylanne Dunne

                                        Vice President and Assistant Treasurer


DATE         May 30, 1997
             ---------------------


* Please print the name and title of the signing officer below the signature.

**       NUMBER OF SHARES AND PRICE REDEEMED:

                                                           AGGREGATE
         FUND NAME                         SHARES          DOLLAR AMOUNT
         ---------                         ------          -------------
         Large Company Index Fund           3,031,843      $ 67,780,439
         Small Company Index Fund           2,027,836        47,392,281
         Utility Index Fund                 1,278,619        15,208,160
         U.S. Treasury Index Fund           3,218,983        32,657,054
         Municipal Bond Fund                  777,546         7,929,582
                                           ----------      ------------

         TOTAL                             10,334,827      $170,967,516
                                           ==========      ============

                                 LAW OFFICES
                          DRINKER BIDDLE & REATH LLP
                     PHILADELPHIA NATIONAL BANK BUILDING
                             1345 CHESTNUT STREET
                         PHILADELPHIA, PA 19107-3496
                          TELEPHONE: (215) 988-2700
                             FAX: (215) 988-2757



                                 May 30, 1997



Galaxy Fund II
4400 Computer Drive
Westboro, MA  01581


         Re:      Form 24F-2 for Galaxy Fund II;
                  Registration No. 33-33617
                  ------------------------------

Ladies and Gentlemen:

         We have acted as counsel for Galaxy Fund II, a Massachusetts business trust (the "Trust"), in connection with the registration under the Securities Act of 1933, as amended, of units of beneficial interest (the "Shares") in its Large Company Index Fund, Small Company Index Fund, Utility Index Fund, U.S. Treasury Index Fund and Municipal Bond Fund, made definite in number by the Form 24F-2 which this opinion accompanies. The Trust is authorized to issue an unlimited number of units of beneficial interest of each of its portfolios.

         During the fiscal year ended March 31, 1997, all of the Shares were classified among the portfolios identified above.

          We have reviewed the Trust's Declaration of Trust, its By-Laws, resolutions adopted by its Board of Trustees and holders of its Shares, and such other legal and factual matters as we have deemed appropriate, and we have relied on the accuracy of the information in the Form 24F-2 which this opinion accompanies. Insofar as our opinion below relates to matters pertaining to Massachusetts law, we have relied upon the opinion of Ropes & Gray, special Massachusetts counsel to the Trust.

         This opinion is based exclusively on the law of the Commonwealth of Massachusetts and the federal law of the United States of America.

         Based on the foregoing, we are of the opinion that the foregoing Shares were, when issued against payment therefor as described in the Trust's prospectuses, legally issued, fully paid and non-assessable by the Trust.

         We note that under certain circumstances, the shareholders of a Massachusetts business trust may be subject to assessment at the instance of creditors to pay the obligations of such trust in the event that such trust's assets are insufficient for that purpose. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, order or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or any class of shares of beneficial interest of the Trust. The Declaration of Trust provides for indemnification out of the assets of the particular class of shares for all loss and expense of any shareholder of that class held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which that class of shares itself would be unable to meet its obligations.

         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Trust's Form 24F-2.

                                             Very truly yours,

                                             /s/ Drinker Biddle & Reath LLP
                                             -----------------------------------

                                             DRINKER BIDDLE & REATH LLP